Annual Total Returns[BarChart] - Direxion Daily Financial Bear 3X Shares - Direxion Daily Financial Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.95%)	(59.59%)	(64.41%)	(40.91%)	(19.04%)	(47.08%)	(46.10%)	16.27%	(58.65%)	(73.83%)